Debt - Summary of Letters of Credit Outstanding and Weighted Average Annual Cost of Letters of Credit (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Letters of Credit
Debt Instrument [Line Items]
Letters of Credit Outstanding	$ 402,300	$ 453,719
Weighted Average Annual Cost (as a percent)	1.02%	0.98%
Letters of Credit | Revolving Credit Facilities
Debt Instrument [Line Items]
Letters of Credit Outstanding	$ 402,300	$ 453,719
Revolving Credit Facility
Debt Instrument [Line Items]
Letters of Credit Outstanding	$ 0	$ 0